UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

GOLDMAN SACHS TOLLKEEPER FUNDSM

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Audio Technology – 1.9%
403,400	Dolby Laboratories, Inc.*	$6,454,400

Broadcasting & Cable/Satellite TV – 5.3%
422,510	Univision Communications, Inc.*	11,209,190
325,020	Westwood One, Inc.	6,464,648

		17,673,838

Commercial Services – 4.9%
446,100	Iron Mountain, Inc.*	16,371,870

Computer Hardware – 11.5%
415,080	Avocent Corp.*	13,133,131
473,290	Dell, Inc.*	16,186,518
696,130	EMC Corp.*	9,007,922

		38,327,571

Computer Services – 3.6%
301,770	First Data Corp.	12,070,800

Computer Software – 18.5%
125,650	Cognos, Inc.*	4,891,555
210,953	Electronic Arts, Inc.*	12,001,116
88,900	Mercury Interactive Corp.*	3,520,440
789,830	Microsoft Corp.	20,322,326
171,480	NAVTEQ*	8,565,426
539,461	Salesforce.com, Inc.*	12,472,338

		61,773,201

Internet & Online – 3.6%
28,200	Google, Inc.*	8,924,172
94,550	Yahoo!, Inc.*	3,199,572

		12,123,744

Movies & Entertainment – 7.5%
665,550	Time Warner, Inc.	12,053,110
393,191	Viacom, Inc. Class B	12,979,235

		25,032,345

Networking Telecommunications Equipment – 7.3%
808,370	Cisco Systems, Inc.*	14,494,074
198,490	FLIR Systems, Inc.*	5,871,334
170,020	Juniper Networks, Inc.*	4,044,776

		24,410,184

Other Technology – 1.7%
234,125	Cogent, Inc.*	5,560,469

Publishing – 2.8%
203,880	Lamar Advertising Co.*	9,247,997

Semi Capital – 9.1%
372,550	FormFactor, Inc.*	8,501,591
139,310	KLA-Tencor Corp.	6,792,756
511,290	Tessera Technologies, Inc.*	15,292,684

		30,587,031

Semiconductors – 13.9%
390,280	Linear Technology Corp.	14,670,625
141,010	Marvell Technology Group Ltd.*	6,501,971
450,470	QUALCOMM, Inc.	20,158,532

Shares	Description	Value
Common Stocks – (continued)
Semiconductors – (continued)
191,430	Xilinx, Inc.(a)	$5,331,326

		46,662,454

Telecommunications – 7.9%
387,090	American Tower Corp.*(a)	9,657,895
343,225	Crown Castle International Corp.*	8,453,632
148,850	NeuStar, Inc.*	4,761,712
147,630	Sprint Nextel Corp.	3,510,641

		26,383,880

TOTAL COMMON STOCKS
		$332,679,784

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.4%
Joint Repurchase Agreement Account II
$1,300,000	3.89%	10/03/2005	$1,300,000
Maturity Value: $1,300,422

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$333,979,784

Shares	Description	Value
Securities Lending Collateral – 4.3%
14,248,500	Boston Global Investment Trust – Enhanced Portfolio	$14,248,500

TOTAL INVESTMENTS — 104.2%
		$348,228,284

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on September 30, 2005.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Tollkeeper Fundsm had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% , due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

GOLDMAN SACHS TOLLKEEPER FUNDSM

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At September 30, 2005, the Tollkeeper Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$341,518,769

Gross unrealized gain	57,277,648
Gross unrealized loss	(50,568,133)

Net unrealized security gain	$6,709,515

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Aerospace & Defense – 2.9%
4,900	Northrop Grumman Corp.	$266,315
30,200	Raytheon Co.	1,148,204
27,900	The Boeing Co.	1,895,805

		3,310,324

Air Freight & Couriers – 0.2%
3,600	United Parcel Service, Inc. Class B	248,868

Auto Components – 0.2%
21,900	Visteon Corp.	214,182

Banks – 6.6%
65,042	Bank of America Corp.	2,738,268
2,500	Corus Bankshares, Inc.	137,075
5,900	Downey Financial Corp.	359,310
17,200	KeyCorp	554,700
5,000	Marshall & Ilsley Corp.	217,550
3,900	U.S. Bancorp	109,512
6,600	UnionBanCal Corp.	460,152
31,000	Wachovia Corp.	1,475,290
40,000	Washington Mutual, Inc.	1,568,800

		7,620,657

Beverages – 0.2%
9,400	PepsiAmericas, Inc.	213,662

Biotechnology – 3.8%
26,740	Amgen, Inc.*	2,130,376
11,100	Applera Corp. – Celera Genomics Group*	134,643
7,400	Genentech, Inc.*	623,154
16,300	Genzyme Corp.*	1,167,732
3,900	Kos Pharmaceuticals, Inc.*	261,027

		4,316,932

Building Products – 0.2%
3,300	USG Corp.*	226,776

Chemicals – 1.4%
22,976	Monsanto Co.	1,441,744
5,200	The Lubrizol Corp.	225,316

		1,667,060

Commercial Services & Supplies – 0.9%
17,600	Arbitron, Inc.	701,184
5,700	CSG Systems International, Inc.*	123,747
1,885	PHH Corp.*	51,762
4,800	Pre-Paid Legal Services, Inc.(a)	185,760

		1,062,453

Communications Equipment – 2.2%
17,000	Emulex Corp.*	343,570
22,900	Motorola, Inc.	505,861
25,340	QUALCOMM, Inc.	1,133,965
50,900	Tellabs, Inc.*	535,468

		2,518,864

Computers & Peripherals – 2.3%
73,258	Hewlett-Packard Co.	2,139,134

Shares	Description	Value
Common Stocks – (continued)
Computers & Peripherals – (continued)
6,300	Intergraph Corp.*	$281,673
59,200	Maxtor Corp.*	260,480

		2,681,287

Construction & Engineering – 0.2%
4,700	EMCOR Group, Inc.*	278,710

Containers & Packaging – 0.3%
5,000	Greif, Inc.	300,500

Diversified Financials – 6.0%
3,700	Advanta Corp. Class B	104,451
9,500	AmeriCredit Corp.*	226,765
1,300	BlackRock, Inc.	115,206
26,000	CIT Group, Inc.	1,174,680
12,400	Citigroup, Inc.	564,448
17,000	CompuCredit Corp.*(a)	755,140
13,700	Investment Technology Group, Inc.*	405,520
22,500	J.P. Morgan Chase & Co.	763,425
13,100	Merrill Lynch & Co., Inc.	803,685
27,200	Moody’s Corp.	1,389,376
5,400	Nasdaq Stock Market, Inc.*	136,890
8,800	Principal Financial Group, Inc.	416,856

		6,856,442

Diversified Telecommunication Services – 2.1%
19,800	CenturyTel, Inc.	692,604
20,800	Liberty Global, Inc.*	563,264
15,700	SBC Communications, Inc.	376,329
22,700	Sprint Nextel Corp.	539,806
8,400	Telewest Global, Inc.*	192,780

		2,364,783

Electric Utilities – 3.9%
4,300	Constellation Energy Group, Inc.	264,880
31,900	Edison International	1,508,232
16,000	Entergy Corp.	1,189,120
38,000	PG&E Corp.	1,491,500

		4,453,732

Electrical Equipment – 0.8%
3,200	Brady Corp.	99,008
11,600	Energizer Holdings, Inc.*	657,720
1,300	Woodward Governor Co.	110,565

		867,293

Electronic Equipment & Instruments – 0.5%
16,300	Ingram Micro, Inc.*	302,202
6,400	Itron, Inc.*	292,224

		594,426

Energy Equipment & Services – 1.1%
20,300	Transocean, Inc.*	1,244,593

Food & Drug Retailing – 1.3%
4,500	7-Eleven, Inc.*	160,245
29,600	Longs Drug Stores Corp.	1,269,544

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Drug Retailing – (continued)
9,500	Spartan Stores, Inc.*	$97,850

		1,527,639

Food Products – 1.5%
27,300	Chiquita Brands International, Inc.	763,035
11,300	Pilgrim’s Pride Corp.	411,320
30,300	Tyson Foods, Inc.	546,915

		1,721,270

Healthcare Equipment & Supplies – 0.9%
6,700	Baxter International, Inc.	267,129
2,500	Guidant Corp.	172,225
8,000	Kinetic Concepts, Inc.*	454,400
3,100	SurModics, Inc.*(a)	119,939

		1,013,693

Healthcare Providers & Services – 3.4%
9,100	AmerisourceBergen Corp.	703,430
18,000	PacifiCare Health Systems, Inc.*	1,436,040
31,300	UnitedHealth Group, Inc.	1,759,060

		3,898,530

Hotels, Restaurants & Leisure – 1.4%
3,600	Darden Restaurants, Inc.	109,332
20,700	MGM MIRAGE*	906,039
11,100	Starbucks Corp.*	556,110

		1,571,481

Household Products – 1.8%
35,800	Procter & Gamble Co.	2,128,668

Industrial Conglomerates – 3.6%
92,900	General Electric Co.	3,127,943
12,400	Reynolds American, Inc.	1,029,448

		4,157,391

Insurance – 6.4%
867	Alleghany Corp.*	265,302
1,800	American National Insurance Co.	214,416
16,400	Loews Corp.	1,515,524
25,700	MBIA, Inc.	1,557,934
4,300	MetLife, Inc.	214,269
6,100	Nationwide Financial Services, Inc.	244,305
22,200	Prudential Financial, Inc.	1,499,832
2,300	Stewart Information Services Corp.	117,760
37,700	The St. Paul Travelers Cos., Inc.	1,691,599

		7,320,941

Internet & Catalog Retail – 0.3%
14,700	Coldwater Creek, Inc.*	370,734

Internet Software & Services – 1.7%
5,900	Google, Inc.*	1,867,114

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – (continued)
8,800	United Online, Inc.	$121,880

		1,988,994

IT Consulting & Services – 1.1%
27,000	Computer Sciences Corp.*	1,277,370

Machinery – 0.7%
8,200	Applied Industrial Technologies, Inc.	294,216
5,175	Graco, Inc.	177,399
8,000	JLG Industries, Inc.	292,720

		764,335

Marine – 0.2%
3,500	Overseas Shipholding Group, Inc.	204,155

Media – 4.6%
54,632	Comcast Corp.*	1,605,088
13,000	Comcast Corp. Special Class A*	374,140
4,400	Hearst-Argyle Television, Inc.	113,036
20,800	Liberty Global, Inc. Series C*	535,600
22,200	Liberty Media Corp. Series A*	178,710
7,400	Scholastic Corp.*	273,504
113,900	Time Warner, Inc.	2,062,729
6,300	Viacom, Inc. Class B	207,963

		5,350,770

Metals & Mining – 0.6%
5,200	Quanex Corp.	344,344
1,900	Southern Peru Copper Corp.	106,324
26,800	USEC, Inc.	299,088

		749,756

Multiline Retail – 1.1%
45,200	Dillard’s, Inc.	943,776
7,400	J. C. Penney Co., Inc.	350,908

		1,294,684

Oil & Gas – 8.6%
3,900	Anadarko Petroleum Corp.	373,425
16,560	ConocoPhillips	1,157,709
3,100	Devon Energy Corp.	212,784
30,500	Exxon Mobil Corp.	1,937,970
1,225	Kerr-McGee Corp.	118,960
17,600	Occidental Petroleum Corp.	1,503,568
18,900	Sunoco, Inc.	1,477,980
22,300	Tesoro Petroleum Corp.	1,499,452
20,000	TransMontaigne, Inc.*	159,800
12,800	Valero Energy Corp.	1,447,168

		9,888,816

Personal Products – 0.4%
7,200	Gillette Co.	419,040

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Personal Products – (continued)
5,100	Mannatech, Inc.(a)	$60,435

		479,475

Pharmaceuticals – 6.4%
15,300	Allergan, Inc.	1,401,786
44,600	Johnson & Johnson	2,822,288
113,840	Pfizer, Inc.	2,842,585
9,500	Watson Pharmaceuticals, Inc.*	347,795

		7,414,454

Real Estate – 2.9%
22,600	American Home Mortgage Investment Corp.	684,780
18,600	Annaly Mortgage Management, Inc.	240,870
2,700	Brookfield Homes Corp.	149,931
37,300	Equity Office Properties Trust	1,220,083
2,300	Jones Lang LaSalle, Inc.	105,938
7,500	New Century Financial Corp.	272,025
15,800	ProLogis	700,098

		3,373,725

Road & Rail – 1.6%
30,500	CSX Corp.	1,417,640
3,500	Dollar Thrifty Automotive Group, Inc.*	117,845
6,600	GATX Corp.	261,030

		1,796,515

Semiconductor Equipment & Products – 4.5%
24,400	Advanced Micro Devices, Inc.*	614,880
51,800	Freescale Semiconductor, Inc.*	1,212,638
51,981	Freescale Semiconductor, Inc. Class B*	1,225,712
67,700	Intel Corp.	1,668,805
14,500	Texas Instruments, Inc.	491,550

		5,213,585

Software – 2.9%
32,800	Autodesk, Inc.	1,523,232
20,100	Computer Associates International, Inc.	558,981
25,900	Microsoft Corp.	666,407
3,600	SS&C Technologies, Inc.	131,904
9,300	Symantec Corp.*	210,738
12,700	Synopsys, Inc.*	240,030

		3,331,292

Specialty Retail – 2.9%
32,200	AutoNation, Inc.*	643,034
69,642	Circuit City Stores, Inc.	1,195,057
45,400	Payless ShoeSource, Inc.*	789,960
3,000	The Children’s Place Retail Stores, Inc.*	106,920

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – (continued)
29,100	United Rentals, Inc.*	$573,561

		3,308,532

Textiles & Apparel – 0.5%
17,700	Coach, Inc.*	555,072

Tobacco – 1.7%
26,100	Altria Group, Inc.	1,923,831

Wireless Telecommunication Services – 0.3%
1,900	Telephone & Data Systems, Inc.	74,100
1,900	Telephone & Data Systems, Inc. Special Shares	71,345
3,300	United States Cellular Corp.*	176,286

		321,731

TOTAL COMMON STOCKS
		$113,988,983

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.4%
Joint Repurchase Agreement Account II
$500,000	3.89%	10/03/2005	$500,000
Maturity Value: $500,162

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$114,488,983

Shares	Description	Value
Securities Lending Collateral – 0.6%
666,470	Boston Global Investment Trust – Enhanced Portfolio	$666,470

TOTAL INVESTMENTS — 100.1%
		$115,155,453

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on September 30, 2005.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the C0RESM Tax-Managed Equity Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% , due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At Septermber 30, 2005, the following futures contacts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P Mini 500 Index	18	December 2005	$1,110,870	$97

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At September 30, 2005, the CORE Tax-Managed Equity Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$86,157,465

Gross unrealized gain	30,325,711
Gross unrealized loss	(1,327,723)

Net unrealized security gain	$28,997,988

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Diversified – 9.8%
414,534	Duke Realty Corp. (REIT)	$14,044,412
382,210	Liberty Property Trust (REIT)(a)	16,259,213
404,606	Vornado Realty Trust (REIT)	35,046,972

		65,350,597

Hotels – 12.6%
265,795	Hilton Hotels Corp.	5,932,544
1,414,440	Host Marriott Corp. (REIT)(a)	23,904,036
433,760	Innkeepers USA Trust (REIT)	6,701,592
382,381	Interstate Hotels & Resorts, Inc. (REIT)*	1,778,072
544,537	MeriStar Hospitality Corp. (REIT)*	4,971,623
710,574	Starwood Hotels & Resorts Worldwide, Inc.	40,623,515

		83,911,382

Industrial – 10.3%
454,951	AMB Property Corp. (REIT)	20,427,300
114,837	CenterPoint Properties Trust (REIT)	5,144,697
860,535	ProLogis (REIT)	38,130,306
114,856	PS Business Parks, Inc. (REIT)	5,260,405

		68,962,708

Office – 22.2%
125,584	Alexandria Real Estate Equities, Inc. (REIT)	10,384,541
376,281	Boston Properties, Inc. (REIT)	26,678,323
471,955	Brandywine Realty Trust (REIT)	14,673,081
688,415	Brookfield Properties Corp.	20,287,590
470,852	Equity Office Properties Trust (REIT)(a)	15,401,569
162,076	Maguire Properties, Inc. (REIT)	4,870,384
282,237	Parkway Properties, Inc. (REIT)	13,242,560
172,790	Prentiss Properties Trust (REIT)	7,015,274
202,464	SL Green Realty Corp. (REIT)	13,803,995
964,711	Trizec Properties, Inc. (REIT)	22,246,236

		148,603,553

Other REIT – 3.4%
269,437	Cendant Corp.	5,561,180
216,885	Gramercy Capital Corp. (REIT)	5,196,565
187,443	iStar Financial, Inc. (REIT)	7,578,320
419,320	Spirit Finance Corp. (REIT)	4,717,350

		23,053,415

Shares	Description	Value
Common Stocks – (continued)
Regional Malls – 13.4%
183,784	CBL & Associates Properties, Inc. (REIT)	$7,533,306
696,597	General Growth Properties, Inc. (REIT)	31,298,103
608,488	Simon Property Group, Inc. (REIT)(a)	45,101,131
102,201	The Mills Corp. (REIT)	5,629,231

		89,561,771

Residential – 13.4%
335,834	Archstone-Smith Trust (REIT)	13,389,702
218,976	AvalonBay Communities, Inc. (REIT)(a)	18,766,243
119,280	BRE Properties, Inc. (REIT)	5,307,960
121,678	Camden Property Trust (REIT)	6,783,548
706,323	Equity Residential Properites Trust (REIT)	26,734,326
57,065	Essex Property Trust, Inc. (REIT)	5,135,850
562,275	United Dominion Realty Trust, Inc. (REIT)	13,325,917

		89,443,546

Self Storage – 0.5%
164,877	U-Store-It Trust (REIT)	3,342,057

Shopping Centers – 11.5%
321,940	Developers Diversified Realty Corp. (REIT)	15,034,598
839,868	Kimco Realty Corp. (REIT)	26,388,653
436,921	Kite Realty Group Trust (REIT)	6,518,861
100,449	Pan Pacific Retail Properties, Inc. (REIT)	6,619,589
249,969	Regency Centers Corp. (REIT)	14,360,719
213,810	Weingarten Realty Investors (REIT)	8,092,709

		77,015,129

TOTAL COMMON STOCKS
		$649,244,158

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 3.3%
Joint Repurchase Agreement Account II
$21,800,000	3.89%	10/03/2005	$21,800,000
Maturity Value: $21,807,068

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$671,044,158

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Securities Lending Collateral – 6.2%
41,321,500	Boston Global Investment Trust – Enhanced Portfolio	$41,321,500

TOTAL INVESTMENTS — 106.6%
		$712,365,658

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on September 30, 2005.

Investment Abbreviation:
REIT — Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Real Estate Securities Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $21,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% , due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At September 30, 2005, the Real Estate Securities Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$516,580,290

Gross unrealized gain	197,152,346
Gross unrealized loss	(1,366,978)

Net unrealized security gain	$195,785,368

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 90.7%
Aerospace & Defense – 0.4%
1,500	Raytheon Co.	$57,030

Air Freight & Couriers – 0.2%
300	United Parcel Service, Inc. Class B	20,739

Auto Components – 0.0%
100	Johnson Controls, Inc.	6,205

Automobiles – 1.7%
5,900	Ford Motor Co.	58,174
4,500	General Motors Corp.	137,745
700	Harley-Davidson, Inc.	33,908

		229,827

Banks – 8.5%
7,400	Bank of America Corp.	311,540
1,200	Bank of New York Co., Inc.	35,292
1,500	BB&T Corp.	58,575
700	Comerica, Inc.	41,230
700	First Horizon National Corp.	25,445
1,600	National City Corp.	53,504
7,500	New York Community Bancorp, Inc.	123,000
1,000	PNC Financial Services Group, Inc.	58,020
2,700	U.S. Bancorp	75,816
4,300	Wachovia Corp.	204,637
4,100	Washington Mutual, Inc.	160,802

		1,147,861

Beverages – 1.0%
200	PepsiCo, Inc.	11,342
3,000	The Coca-Cola Co.	129,570

		140,912

Biotechnology – 0.6%
900	Amgen, Inc.*	71,703
100	Genentech, Inc.*	8,421

		80,124

Building Products – 0.4%
1,800	Masco Corp.	55,224

Chemicals – 1.8%
1,600	Dow Chemical Co.	66,672
3,100	E.I. du Pont de Nemours & Co.	121,427
1,100	Eastman Chemical Co.	51,667

		239,766

Commercial Services & Supplies – 1.6%
3,300	Automatic Data Processing, Inc.	142,032
700	Avery Dennison Corp.	36,673
1,000	Paychex, Inc.	37,080

		215,785

Communications Equipment – 2.0%
300	Cisco Systems, Inc.*	5,379

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – (continued)
2,600	Motorola, Inc.	$57,434
4,500	QUALCOMM, Inc.	201,375

		264,188

Computers & Peripherals – 3.3%
600	Apple Computer, Inc.*	32,166
5,300	Hewlett-Packard Co.	154,760
3,300	International Business Machines Corp.	264,726

		451,652

Containers & Packaging – 0.1%
900	Packaging Corp. of America	17,469

Diversified Financials – 6.6%
4,400	Allied Capital Corp.	125,972
3,400	American Capital Strategies Ltd.	124,644
6,700	Citigroup, Inc.	304,984
500	Freddie Mac	28,230
2,700	J.P. Morgan Chase & Co.	91,611
1,200	Morgan Stanley	64,728
2,900	Principal Financial Group, Inc.	137,373
50	Student Loan Corp.	11,844

		889,386

Diversified Telecommunications – 3.7%
2,600	Citizens Communications Co.	35,230
8,800	SBC Communications, Inc.	210,936
3,200	Sprint Nextel Corp.	76,096
5,600	Verizon Communications, Inc.	183,064

		505,326

Electrical Equipment – 1.2%
2,200	Emerson Electric Co.	157,960

Electrical Utilities – 3.4%
2,100	Ameren Corp.	112,329
2,800	Consolidated Edison, Inc.	135,940
300	Great Plains Energy, Inc.	8,973
3,000	Progress Energy, Inc.	134,250
1,700	Southern Co.	60,792

		452,284

Energy Equipment & Services – 0.4%
600	Schlumberger Ltd.	50,628

Food & Drug Retailing – 0.7%
3,900	Albertson’s, Inc.	100,035

Food Products – 2.1%
5,400	ConAgra Foods, Inc.	133,650
500	H.J. Heinz Co.	18,270
2,000	Kraft Foods, Inc.	61,180
3,500	Sara Lee Corp.	66,325

		279,425

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – 0.5%
1,400	KeySpan Corp.	$51,492
300	Peoples Energy Corp.	11,814

		63,306

Healthcare Equipment & Supplies – 2.1%
3,800	Baxter International, Inc.	151,506
600	Becton, Dickinson and Co.	31,458
300	Guidant Corp.	20,667
100	Hillenbrand Industries, Inc.	4,705
1,400	Medtronic, Inc.	75,068

		283,404

Healthcare Providers & Services – 1.5%
300	Cardinal Health, Inc.	19,032
3,000	HCA, Inc.	143,760
500	WellPoint, Inc.*	37,910

		200,702

Hotels, Restaurants & Leisure – 2.4%
700	International Game Technology	18,900
5,000	McDonald’s Corp.	167,450
2,500	Starwood Hotels & Resorts Worldwide, Inc.	142,925

		329,275

Household Durables – 0.6%
500	Leggett & Platt, Inc.	10,100
700	The Stanley Works	32,676
1,500	Tupperware Corp.	34,170

		76,946

Household Products – 1.1%
1,100	Kimberly-Clark Corp.	65,483
1,400	Procter & Gamble Co.	83,244

		148,727

Industrial Conglomerates – 4.8%
2,300	3M Co.	168,728
12,000	General Electric Co.	404,040
1,500	Honeywell International, Inc.	56,250
200	Reynolds American, Inc.	16,604

		645,622

Insurance – 3.1%
900	American International Group, Inc.	55,764
1,500	Arthur J. Gallagher & Co.	43,215
1,100	Lincoln National Corp.	57,222
2,100	MetLife, Inc.	104,643
2,400	Prudential Financial, Inc.	162,144

		422,988

Internet Software & Services – 0.2%
100	Google, Inc.*	31,646

Leisure Equipment & Products – 1.4%
1,400	Brunswick Corp.	52,822

Shares	Description	Value
Common Stocks – (continued)
Leisure Equipment & Products – (continued)
7,900	Mattel, Inc.	$131,772

		184,594

Machinery – 1.0%
1,400	Caterpillar, Inc.	82,250
900	Deere & Co.	55,080

		137,330

Media – 3.0%
1,100	Catalina Marketing Corp.	25,014
1,700	Clear Channel Communications, Inc.	55,913
200	Gannett Co., Inc.	13,766
1,400	News Corp. Class B	23,100
6,200	Regal Entertainment Group	124,248
6,900	The Walt Disney Co.	166,497

		408,538

Metals & Mining – 1.5%
1,500	Freeport-McMoRan Copper & Gold, Inc.	72,885
2,200	Southern Peru Copper Corp.	123,112

		195,997

Multi-Utilities – 0.3%
1,500	Duke Energy Corp.	43,755

Multiline Retail – 0.2%
600	Wal-Mart Stores, Inc.	26,292

Oil & Gas – 8.1%
4,400	Chevron Corp.	284,812
1,400	ConocoPhillips	97,874
3,000	Enterprise Products Partners L.P.	75,540
6,700	Exxon Mobil Corp.	425,718
1,400	Kinder Morgan, Inc.	134,624
800	Occidental Petroleum Corp.	68,344

		1,086,912

Personal Products – 1.3%
3,200	Estee Lauder Companies, Inc.	111,456
1,000	Gillette Co.	58,200

		169,656

Pharmaceuticals – 6.9%
1,800	Abbott Laboratories	76,320
7,300	Bristol-Myers Squibb Co.	175,638
3,500	Eli Lilly & Co.	187,320
1,500	Johnson & Johnson	94,920
6,900	Merck & Co., Inc.	187,749
8,500	Pfizer, Inc.	212,245

		934,192

Real Estate – 0.8%
2,900	New Century Financial Corp.	105,183

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 0.2%
300	Union Pacific Corp.	$21,510

Semiconductor Equipment & Products – 3.2%
11,800	Intel Corp.	290,870
500	Maxim Integrated Products, Inc.	21,325
800	Microchip Technology, Inc.	24,096
2,700	Texas Instruments, Inc.	91,530

		427,821

Software – 2.9%
300	Electronic Arts, Inc.*	17,067
13,400	Microsoft Corp.	344,782
1,300	Symantec Corp.*	29,458

		391,307

Specialty Retail – 0.8%
400	Best Buy Co., Inc.	17,412
500	Lowe’s Companies, Inc.	32,200
2,300	RadioShack Corp.	57,040

		106,652

Textiles & Apparel – 0.4%
600	Nike, Inc. Class B	49,008

Tobacco – 1.4%
2,600	Altria Group, Inc.	191,646

Trading Companies & Distributors – 1.3%
1,200	Genuine Parts Co.	51,480
3,700	MSC Industrial Direct Co., Inc.	122,729

		174,209

TOTAL COMMON STOCKS		$12,219,044

Exchange Traded Funds – 0.2%
200	SPDR Trust Series 1	$24,608

TOTAL EXCHANGE TRADED FUNDS
		$24,608

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 90.9%
		$12,243,652

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) – 0.7%
Joint Repurchase Agreement Account II
$100,000	3.89%	10/03/2005	$100,000
Maturity Value: $100,032

TOTAL INVESTMENTS — 91.6%
			$12,343,652

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on September 30, 2005.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the U.S. Equity Dividend and Premium Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% , due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At September 30, 2005, the U.S. Equity Dividend and Premium Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$12,316,850

Gross unrealized gain	189,061
Gross unrealized loss	(162,259)

Net unrealized security gain	$26,802

WRITTEN OPTIONS — At September 30, 2005, the U.S. Equity Dividend and Premium Fund had outstanding written options as follows:

		Exercise	Number of
Call Options		Rate	Contracts	Expiration Month	Value
S & P 500 Index		1250	(7)	December 2005	$(12,460)
S & P 500 Index		1225	(26)	December 2005	(80,080)
S & P 500 Index		1240	(3)	December 2005	(6,900)
S & P 500 Index		1230	(3)	December 2005	(8,697)
S & P 500 Index		1220	(4)	December 2005	(13,840)

	Proceeds $(132,237)				$(121,977)

For the period ended September 30, 2005, U.S. Equity Dividend and Premium Fund had the following written options activity:

	Number of contracts	Value

Contracts Outstanding August 31, 2005*	—	$—

Contracts written	(43)	(121,977)

Contracts outstanding September 30, 2005	(43)	(121,977)

*	Fund commenced operations on August 31, 2005.

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Act”), were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 28, 2005

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.